Fixed Assets Suppliers	12 Months Ended
Dec. 31, 2025
Disclosure of Fixed assets suppliers [Abstract]
Fixed Assets Suppliers
Note 34—Fixed assets suppliers

€million	2025	2024
Non-current	164	426
Current	279	184
Fixed assets suppliers represent liabilities for assets being either acquired directly through procurement contracts with asset manufacturers, or in the framework of agreements whereby the asset is being acquired by an intermediary but where in substance SES bears the risks and rewards of the procurement. In the latter case the Company accrues for construction-related liabilities on the basis of pre-determined
milestones agreed between the manufacturer and the relevant parties, see also Note 31.
Non-current
fixed assets suppliers are initially recognized at fair value and subsequently measured at amortised cost using the effective interest method.

The main procurements under this caption are:

•	Satellites for the mPOWER MEO constellation: EUR 125 million (2024: EUR 233 million)

•	GEO satellites (including l aunchers): EUR 283 million (2024: 347 million EUR)
Deferred satellite performance incentives
The cost of satellite construction may include an element of deferred consideration that the Group is obligated to pay to satellite manufacturers over the lives of the satellites, provided the satellites continue to operate in accordance with contractual specifications.
The Group capitalizes the present value of these payments as part of the cost of the satellites and records a corresponding liability due to the satellite manufacturers, which reduces as satellite performance obligations are settled. Refer to Note 35 – Commitments and Contingencies for expected total costs.
mPOWER satellites
In September 2017, the Company entered as Procurement Agent into a Master Procurement Agency and Option Agreement with a financial institution in connection with the procurement by that financial institution of seven medium-Earth orbit mPOWER satellites (mPOWER satellites 1 to 7) from a satellite manufacturer. At the end of the satellite construction period the Group had the right to acquire, or lease, the satellites from the financial institution or to direct their sale to a third-party. SES acquired all seven satellites in September 2022.
In August 2020 the Company exercised the option under the Purchase and Sale agreement to procure four additional mPOWER satellites (satellites 8 to 11). The Company entered as Procurement Agent into a second Master Procurement Agency and Option Agreement with a financial institution in connection with the procurement by that financial institution of the additional satellites. In December 2024, the Company exercised its option to purchase satellites 8 and 11; and in December 2025 its option to purchase satellite 9.
In November 2023 the Company exercised the option under the Purchase and Sale agreement to procure two further mPOWER satellites (mPOWER satellites 12 and 13) to be delivered in 2026.
Since the underlying Satellite Purchase and Sale Agreements are directly between the financial institutions and the satellite manufacturer, there is no contractual obligation on the side of the Procurement Agents during the satellite construction process. However, SES management takes the view that there is a constructive obligation arising over the procurement period and hence the Group is accruing for the costs of this programme.
SES has the right to nominate shortly before the end of the construction period the entity within the Group which will acquire or lease those assets.
GEO satellites
In 2021, the Company entered into a procurement agreement for the acquisition of two GEO satellites. The settlement of the corresponding milestone payments was arranged using promissory notes with maturities in January 2025 and 2026, respectively.
In November 2022, the Company entered into a procurement agreement for the acquisition of one GEO satellite. The settlement of some milestones was again arranged through the issuance of promissory notes maturing in January 2026 (see also Note 40).
At the date of acquisition and as at the year end, Intelsat had five GEO satellites under procurement.